Taxation (Tables)	6 Months Ended
Jun. 30, 2020
Major components of tax expense (income) [abstract]
Schedule of Tax on Profit Before Tax Differs from Theoretical Amount that Arise Using Basic Corporation Tax Rate	). The tax on profit before tax differs from the theoretical amount that would arise using the basic corporation tax rate of the Company as follows:

	Half year to	Half year to
	30 June 2020	30 June 2019
	£m	£m
Profit before tax	187	589
Tax calculated at a tax rate of 19% (H119: 19%)	36	112
Bank surcharge on profits	9	39
Non-deductible preference dividends paid	3	5
Non-deductible UK Bank Levy	6	13
Non-deductible conduct remediation, fines and penalties	—	11
Other non-deductible costs and non-taxable income	4	11
Effect of change in tax rate on deferred tax provision	7	—
Tax relief on dividends in respect of other equity instruments	(13)	(21)
Adjustment to prior year provisions	(4)	—
Tax charge	48	170